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                                                UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                           Washington, D.C. 20549
                                                  FORM 24f-2
                                      ANNUAL NOTICE OF SECURITIES SOLD
                                           PURSUANT TO RULE 24f-2

                           Read instructions at end of Form before preparing Form.

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      1.     Name and address of issuer:

             PaineWebber PACE Select Advisors Trust
             51 West 52nd Street
             New York, NY 10019-6114

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      2.     The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
             classes):                                                                                        |X|

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      3.     Investment Company Act File Number:

                  811-8764

             Securities Act File Number:

                  33-87254

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      4(a).  Last day of fiscal year for which this Form is filed:

                  July 31, 2001

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      4(b).  |_|  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

      NOTE:  IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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      4(c).  |_|  Check box if this is the last time the issuer will be filing this Form.

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     5.   Calculation of registration fee:

              (i)    Aggregate sale price of securities sold
                     during the fiscal year pursuant to
                     section 24(f):                                                              $ 4,779,343,380
                                                                                                 ---------------

              (ii)   Aggregate price of securities redeemed
                     or repurchased during the fiscal year:              $ (2,052,408,843)
                                                                         -----------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October
                     11, 1995 that were not previously used to reduce
                     registration fees payable to the
                     Commission:                                         $         0
                                                                         -----------------


              (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:           - $ (2,052,408,843)
                                                                                                -------------------

              (v)    Net sales - if Item 5(i) is greater
                     than Item 5(iv) [subtract Item 5(iv)
                     from Item 5(i)]:                                                              $ 2,726,934,537
                                                                                                    --------------

        ---------------------------------------------------------------------------------------
              (vi)   Redemption credits available for use in
                     future years  -- if Item 5(i) is less
                     than Item 5(iv) [subtract Item 5(iv)
                     from Item 5(i)]:                                    $ (0)
                                                                           ---
        ---------------------------------------------------------------------------------------

              (vii)  Multiplier for determining registration
                     fee (See Instruction C.9):                                                          x 0.00025
                                                                                                          --------



              (viii) Registration fee due [multiply Item
                     5(v) by Item 5(vii)] (enter "0" if no
                     fee is due):                                                                      =  $681,734
                                                                                                        ----------

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         6.     Prepaid Shares

                If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

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        7.      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                                                            + $                   0
                                                                                               --------------------
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         8.     Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                         = $681,734

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        9.       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                 October 25, 2001 (Ref No. 011026006309)

                          Method of Delivery:

                                           |X|      Wire Transfer

                                           | |      Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*
                              /s/ Thomas G. Disbrow
                              -----------------------------------------

                              Thomas G. Disbrow
                              -----------------------------------------

                              Vice President and Assistant Treasurer
                              -----------------------------------------

Date:    OCTOBER 26, 2001
     ------------------------------

    *Please print the name and title of the signing officer below the signature.